Shareholders' equity and share-based payments - SunPower Plans (Details) shares in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) plan EquityInstruments shares	Dec. 31, 2017 USD ($) EquityInstruments shares	Dec. 31, 2016 USD ($) EquityInstruments shares	Dec. 31, 2015
SunPower Plans
Share-based payments
Number of stock incentive plans | plan	3
Number of shares withheld to satisfy employees' tax obligations | shares	0.7	0.6	1.0
2015 Plan (SunPower)
Share-based payments
Annual automatic increase in awards, as percent of the outstanding shares of the preceding fiscal year			2.00%	3.00%
Maximum annual increase of awards	6,000,000
Shares available for grant | shares	11.2
Stock options (SunPower)
Share-based payments
Expiry period	10 years
Options remaining outstanding	0
Number of share options outstanding and exercisable in share-based payment arrangement	0
Intrinsic value of options exercised | $	$ 0	$ 1,700	$ 0
Granted (in shares)	0	0	0
Sun Power restricted stocks | Low
Share-based payments
Vesting period	3 years
Sun Power restricted stocks | High
Share-based payments
Vesting period	4 years